SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: Accumulated Depreciation	$ (147,201)	$ (139,751)	$ (141,743)
Total Property and Equipment, net	103,493	110,943	89,247
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	41,805	41,805	41,805
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	118,890	118,890	96,536
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,260	7,260	7,260
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 82,739	$ 82,739	$ 85,389